Note 3 - Securities - Summary of Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Due in one year or less	$ 1,673
Due in one year or less	1,669
Due after one year through five years	8,965
Due after one year through five years	8,934
Due after five years through ten years	26,890
Due after five years through ten years	25,585
Due after ten years	289,762
Due after ten years	242,538
Other securities having no maturity date	2,560
Other securities having no maturity date	2,560
Total	329,850	$ 302,587
Total	$ 281,286	$ 307,642